Average Annual Total Returns - NVIT J P Morgan Mozaic Multi Asset Fund	Class II Shares 1 Year	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	Class Y Shares 1 Year	Class Y Shares Since Fund Inception	Class Y Shares Fund Inception Date	J.P. Morgan MozaicSM Index Series F (reflects no deduction for fees or expenses) 1 Year	J.P. Morgan MozaicSM Index Series F (reflects no deduction for fees or expenses) Since Fund Inception
Total	1.51%	0.52%	Oct. 04, 2019	1.85%	0.92%	Oct. 04, 2019	1.67%	1.52%